SHORT-TERM DEBT AND LONG-TERM DEBT (Narrative - Short-term debt) (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
SHORT-TERM DEBT [Line Items]
Loan balance	$ 106,919
Short term-loan agreement with the East West Bank, April 2015 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt		$ 15,437
Interest rate as percentage of the People's Bank of China interest rate		95.00%
Debt term		1 year
Short term-loan agreement with the East West Bank, December 2015 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt	$ 100,000
Interest rate (as a percent)	3.25%
Debt term	45 days